Fixed assets - Property, plant and equipment - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization of property, plant and equipment	€ 5,109	€ 4,725	€ 4,796
FRANCE
Disclosure of detailed information about property, plant and equipment [line items]
Reduction in depreciation due to extension of amortization period	€ 130
Telekom Romania Communications [member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchase price allocation		€ 261